Consolidated Balance Sheets - USD ($)	Jun. 30, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 1,279,189	$ 1,653,260
Restricted cash	104,833
Accounts receivable, net	8,139,107	7,995,931
Accounts receivable-related parties, net	10,948,893	9,545,453
Advances to suppliers	547,392	504,002
Inventories, net	482,658	693,677
Loan receivable	2,184,030	2,180,655
Other current assets	6,651,709	6,304,722
TOTAL CURRENT ASSETS	30,337,811	28,877,700
Non-current accounts receivable, net	482,731	1,078,777
Property, plant and equipment, net	10,481,167	11,599,416
Intangible assets, net	7,569	59,921
TOTAL ASSETS	41,309,278	41,615,814
CURRENT LIABILITIES
Short-term bank loans	7,226,227	6,082,574
Accounts payable	12,536,277	11,700,763
Accounts payable-related parties	66,237	66,135
Advances from customers	336,386	304,021
Advances from customers-related parties	111,657	51,183
Amounts due to related parties		1,005,307
Accrued payroll and benefits	195,766	243,976
Other payables and accrued expenses	4,628,322	4,247,391
Income tax payable	80,212	310,537
TOTAL LIABILITIES	25,181,084	24,011,887
EQUITY
Ordinary shares, no par value; authorized 100,000,000 shares; shares issued and outstanding, June 30, 2019:41,760,163 shares; December 31, 2018: 41,760,163 shares;	126,146,996	126,146,996
Additional paid-in capital	16,132,277	15,782,904
Reserve	14,044,269	14,044,269
Accumulated deficit	(172,750,711)	(170,935,437)
Accumulated other comprehensive income	23,215,631	23,218,159
Total equity of the Company	6,788,462	8,256,891
Non-controlling interest	9,339,732	9,347,036
Total Equity	16,128,194	17,603,927
TOTAL LIABILITIES AND EQUITY	$ 41,309,278	$ 41,615,814